Distribution Date:	11/13/25	Deutsche Mortgage Asset & Receiving Corporation
Determination Date:	11/06/25
Next Distribution Date:	12/12/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2016-CD1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Controlling Class	RREF III Debt AIV, L.P.
Historical Liquidated Loan Detail	25	Representative
Historical Bond / Collateral Loss Reconciliation Detail	26		-
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12514MAY1	1.443000%	30,826,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12514MAZ8	2.453000%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12514MBA2	2.622000%	46,236,000.00	12,660,245.84	0.00	27,662.64	0.00	0.00	27,662.64	12,660,245.84	36.53%	30.00%
A-3	12514MBB0	2.459000%	168,000,000.00	138,307,823.92	0.00	283,415.78	0.00	0.00	283,415.78	138,307,823.92	36.53%	30.00%
A-4	12514MBC8	2.724000%	207,191,000.00	207,191,000.00	0.00	470,323.57	0.00	0.00	470,323.57	207,191,000.00	36.53%	30.00%
A-M	12514MBE4	2.926000%	73,839,000.00	73,839,000.00	0.00	180,044.10	0.00	0.00	180,044.10	73,839,000.00	23.44%	19.50%
B	12514MBF1	3.077000%	31,644,000.00	31,644,000.00	0.00	67,565.67	0.00	0.00	67,565.67	31,644,000.00	17.84%	15.00%
C	12514MBG9	3.631000%	28,129,000.00	28,129,000.00	0.00	0.00	0.00	0.00	0.00	28,129,000.00	12.85%	11.00%
D	12514MAL9	2.892966%	31,645,000.00	31,645,000.00	0.00	0.00	0.00	0.00	0.00	31,645,000.00	7.24%	6.50%
E	12514MAN5	2.550000%	15,823,000.00	15,823,000.00	0.00	0.00	0.00	0.00	0.00	15,823,000.00	4.44%	4.25%
F	12514MAQ8	2.550000%	6,153,000.00	6,153,000.00	0.00	0.00	0.00	0.00	0.00	6,153,000.00	3.35%	3.38%
G*	12514MAS4	2.550000%	23,733,985.00	19,582,897.53	0.00	0.00	0.00	687,766.31	0.00	18,895,131.22	0.00%	0.00%
V	12514MAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12514MAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			703,219,985.00	564,974,967.29	0.00	1,029,011.76	0.00	687,766.31	1,029,011.76	564,287,200.98

X-A	12514MBD6	1.472270%	566,092,000.00	431,998,069.76	0.00	530,014.98	0.00	0.00	530,014.98	431,998,069.76
X-B	12514MAA3	0.805255%	59,773,000.00	59,773,000.00	0.00	40,110.43	0.00	0.00	40,110.43	59,773,000.00
X-C	12514MAC9	1.250000%	31,645,000.00	31,645,000.00	0.00	32,963.54	0.00	0.00	32,963.54	31,645,000.00
X-D	12514MAE5	1.592966%	15,823,000.00	15,823,000.00	0.00	21,004.58	0.00	0.00	21,004.58	15,823,000.00
X-E	12514MAG0	1.592966%	6,153,000.00	6,153,000.00	0.00	8,167.93	0.00	0.00	8,167.93	6,153,000.00
X-F	12514MAJ4	1.592966%	23,733,985.00	19,582,897.53	0.00	25,995.74	0.00	0.00	25,995.74	18,895,131.22
Notional SubTotal			703,219,985.00	564,974,967.29	0.00	658,257.20	0.00	0.00	658,257.20	564,287,200.98

Deal Distribution Total					0.00	1,687,268.96	0.00	687,766.31	1,687,268.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12514MAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12514MAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12514MBA2	273.81793062	0.00000000	0.59829224	0.00000000	0.00000000	0.00000000	0.00000000	0.59829224	273.81793062
A-3	12514MBB0	823.26085667	0.00000000	1.68699869	0.00000000	0.00000000	0.00000000	0.00000000	1.68699869	823.26085667
A-4	12514MBC8	1,000.00000000	0.00000000	2.27000000	0.00000000	0.00000000	0.00000000	0.00000000	2.27000000	1,000.00000000
A-M	12514MBE4	1,000.00000000	0.00000000	2.43833340	0.00000000	0.00000000	0.00000000	0.00000000	2.43833340	1,000.00000000
B	12514MBF1	1,000.00000000	0.00000000	2.13518108	0.42898559	0.66773764	0.00000000	0.00000000	2.13518108	1,000.00000000
C	12514MBG9	1,000.00000000	0.00000000	0.00000000	3.02583348	25.54715063	0.00000000	0.00000000	0.00000000	1,000.00000000
D	12514MAL9	1,000.00000000	0.00000000	0.00000000	2.41080487	42.80721662	0.00000000	0.00000000	0.00000000	1,000.00000000
E	12514MAN5	1,000.00000000	0.00000000	0.00000000	2.12500032	49.30396827	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12514MAQ8	1,000.00000000	0.00000000	0.00000000	2.12499919	53.12500569	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12514MAS4	825.09943147	0.00000000	0.00000000	1.75333641	91.96060501	0.00000000	28.97812188	0.00000000	796.12130959
V	12514MAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12514MAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12514MBD6	763.12343181	0.00000000	0.93627004	0.00000000	0.00000000	0.00000000	0.00000000	0.93627004	763.12343181
X-B	12514MAA3	1,000.00000000	0.00000000	0.67104596	0.00000000	0.00000000	0.00000000	0.00000000	0.67104596	1,000.00000000
X-C	12514MAC9	1,000.00000000	0.00000000	1.04166661	0.00000000	0.00000000	0.00000000	0.00000000	1.04166661	1,000.00000000
X-D	12514MAE5	1,000.00000000	0.00000000	1.32747140	0.00000000	0.00000000	0.00000000	0.00000000	1.32747140	1,000.00000000
X-E	12514MAG0	1,000.00000000	0.00000000	1.32747115	0.00000000	0.00000000	0.00000000	0.00000000	1.32747115	1,000.00000000
X-F	12514MAJ4	825.09943147	0.00000000	1.09529605	0.00000000	0.00000000	0.00000000	0.00000000	1.09529605	796.12130959

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/25 - 10/30/25	30	0.00	27,662.64	0.00	27,662.64	0.00	0.00	0.00	27,662.64	0.00
A-3	10/01/25 - 10/30/25	30	0.00	283,415.78	0.00	283,415.78	0.00	0.00	0.00	283,415.78	0.00
A-4	10/01/25 - 10/30/25	30	0.00	470,323.57	0.00	470,323.57	0.00	0.00	0.00	470,323.57	0.00
X-A	10/01/25 - 10/30/25	30	0.00	530,014.98	0.00	530,014.98	0.00	0.00	0.00	530,014.98	0.00
A-M	10/01/25 - 10/30/25	30	0.00	180,044.10	0.00	180,044.10	0.00	0.00	0.00	180,044.10	0.00
X-B	10/01/25 - 10/30/25	30	0.00	40,110.43	0.00	40,110.43	0.00	0.00	0.00	40,110.43	0.00
X-C	10/01/25 - 10/30/25	30	0.00	32,963.54	0.00	32,963.54	0.00	0.00	0.00	32,963.54	0.00
X-D	10/01/25 - 10/30/25	30	0.00	21,004.58	0.00	21,004.58	0.00	0.00	0.00	21,004.58	0.00
X-E	10/01/25 - 10/30/25	30	0.00	8,167.93	0.00	8,167.93	0.00	0.00	0.00	8,167.93	0.00
X-F	10/01/25 - 10/30/25	30	0.00	25,995.74	0.00	25,995.74	0.00	0.00	0.00	25,995.74	0.00
B	10/01/25 - 10/30/25	30	7,555.07	81,140.49	0.00	81,140.49	13,574.82	0.00	0.00	67,565.67	21,129.89
C	10/01/25 - 10/30/25	30	633,502.13	85,113.67	0.00	85,113.67	85,113.67	0.00	0.00	0.00	718,615.80
D	10/01/25 - 10/30/25	30	1,278,344.45	76,289.92	0.00	76,289.92	76,289.92	0.00	0.00	0.00	1,354,634.37
E	10/01/25 - 10/30/25	30	746,512.81	33,623.88	0.00	33,623.88	33,623.88	0.00	0.00	0.00	780,136.69
F	10/01/25 - 10/30/25	30	313,803.03	13,075.12	0.00	13,075.12	13,075.12	0.00	0.00	0.00	326,878.16
G	10/01/25 - 10/30/25	30	2,140,977.96	41,613.66	0.00	41,613.66	41,613.66	0.00	0.00	0.00	2,182,591.62
Totals			5,120,695.45	1,950,560.03	0.00	1,950,560.03	263,291.07	0.00	0.00	1,687,268.96	5,383,986.53

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	1,687,268.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,960,026.39	Master Servicing Fee	3,545.61
Interest Reductions due to Nonrecoverability Determination	(233,192.95)	Certificate Administration Fee	4,135.30
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	243.25
ARD Interest	0.00	Operating Advisor Fee	1,288.17
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,726,833.44	Total Fees	9,212.33

Principal		Expenses/Reimbursements
Scheduled Principal	687,766.31	Reimbursement for Interest on Advances	731.84
Unscheduled Principal Collections		ASER Amount	10,458.57
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,161.71
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	687,766.31
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	687,766.31	Total Expenses/Reimbursements	718,118.43

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,687,268.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,687,268.96
Total Funds Collected	2,414,599.75	Total Funds Distributed	2,414,599.72

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	564,974,967.29	564,974,967.29	Beginning Certificate Balance	564,974,967.29
(-) Scheduled Principal Collections	687,766.31	687,766.31	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	687,766.31
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	687,766.31
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	564,287,200.98	564,287,200.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	566,001,954.98	566,001,954.98	Ending Certificate Balance	564,287,200.98
Ending Actual Collateral Balance	565,332,901.37	565,332,901.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	4,358,358.57	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,046,124.88	0.00	Net WAC Rate	4.14%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	43,936,382.83	7.79%	8	4.6895	NAP	Defeased	8	43,936,382.83	7.79%	8	4.6895	NAP
	7,499,999 or less	5	30,046,916.93	5.32%	9	4.1103	0.902303	1.39 or less	10	133,678,063.86	23.69%	7	4.1436	0.241674
7,500,000 to 14,999,999		7	75,029,134.99	13.30%	6	4.5116	1.358115	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		6	121,512,965.96	21.53%	6	4.1593	0.649190	1.45 to 1.54	2	52,353,255.26	9.28%	(2)	4.6201	1.470000
25,000,000 to 49,999,999		5	171,450,913.20	30.38%	5	3.9430	2.934804	1.55 to 1.99	6	147,533,969.15	26.15%	7	4.2079	1.754607
	50,000,000 or greater	2	122,310,887.07	21.68%	9	3.4644	2.782237	2.00 to 2.49	3	50,925,511.79	9.02%	4	4.2232	2.323311
	Totals	33	564,287,200.98	100.00%	7	4.0285	1.982531	2.50 to 2.87	1	35,769,068.70	6.34%	9	3.7200	2.730000
								2.88 or greater	3	100,090,949.39	17.74%	9	3.0218	4.668473
								Totals	33	564,287,200.98	100.00%	7	4.0285	1.982531
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	43,936,382.83	7.79%	8	4.6895	NAP
							Defeased	9	43,936,382.83	7.79%	8	4.6895	NAP
Arizona	1	1,967,087.95	0.35%	9	3.7200	2.730000
							Lodging	3	42,809,664.51	7.59%	5	4.8997	0.698660
California	4	92,175,426.10	16.33%	9	3.8033	0.128553
							Mixed Use	1	60,000,000.00	10.63%	9	3.3940	(0.250000)
Florida	7	13,978,611.02	2.48%	9	4.1243	2.824691
							Multi-Family	2	13,827,501.84	2.45%	8	4.4707	1.813902
Georgia	4	60,318,999.12	10.69%	9	3.9955	1.779870
							Office	7	256,485,560.08	45.45%	7	3.7873	2.799521
Hawaii	1	9,997,934.39	1.77%	2	4.6900	0.600000
							Retail	10	111,459,023.02	19.75%	3	4.3738	1.755713
Idaho	1	1,660,528.86	0.29%	9	3.7200	2.730000
							Self Storage	23	35,769,068.67	6.34%	9	3.7200	2.730000
Illinois	2	60,443,914.16	10.71%	0	4.6540	1.497780
							Totals	55	564,287,200.98	100.00%	7	4.0285	1.982531
Iowa	1	809,827.23	0.14%	9	3.7200	2.730000

Maryland	2	3,374,705.26	0.60%	9	3.7200	2.730000

Massachusetts	1	30,000,000.00	5.32%	9	2.7982	7.030000

Michigan	1	43,000,000.00	7.62%	3	4.2090	2.370000

Minnesota	1	1,422,945.41	0.25%	9	3.7200	2.730000

Nevada	3	6,361,102.66	1.13%	9	3.7200	2.730000

New Jersey	3	6,028,997.27	1.07%	9	3.7200	2.730000

New York	6	84,918,189.46	15.05%	9	3.3575	3.077127

Ohio	1	20,002,009.34	3.54%	2	5.0500	0.380000

Oregon	1	18,805,003.44	3.33%	3	4.5200	1.770000

South Carolina	2	2,248,100.36	0.40%	9	3.7200	2.730000

Texas	4	62,837,436.10	11.14%	7	4.2154	1.845531

Totals	55	564,287,200.98	100.00%	7	4.0285	1.982531

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	43,936,382.83	7.79%	8	4.6895	NAP	Defeased	8	43,936,382.83	7.79%	8	4.6895	NAP
	4.4999% or less	15	362,474,122.14	64.24%	8	3.6562	2.380343	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	6	101,074,382.55	17.91%	2	4.6002	1.349471	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	4	56,802,313.46	10.07%	6	4.8751	0.918232	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	564,287,200.98	100.00%	7	4.0285	1.982531	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	25	520,350,818.15	92.21%	6	3.9726	2.020497
								Totals	33	564,287,200.98	100.00%	7	4.0285	1.982531
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	43,936,382.83	7.79%	8	4.6895	NAP	Defeased	8	43,936,382.83	7.79%	8	4.6895	NAP
	60 months or less	25	520,350,818.15	92.21%	6	3.9726	2.020497	Interest Only	8	198,000,000.00	35.09%	8	3.3459	2.722020
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 month to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	564,287,200.98	100.00%	7	4.0285	1.982531	115 months or greater	17	322,350,818.15	57.13%	6	4.3576	1.589595
								Totals	33	564,287,200.98	100.00%	7	4.0285	1.982531
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	43,936,382.83	7.79%	8	4.6895	NAP			No outstanding loans in this group
Underwriter's Information		1	13,992,648.95	2.48%	8	4.8000	1.590000
	12 months or less	22	482,739,473.37	85.55%	6	3.9112	2.099179
	13 months to 24 months	2	23,618,695.83	4.19%	8	4.7375	0.667378
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	564,287,200.98	100.00%	7	4.0285	1.982531
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30311335	OF	New York	NY	Actual/360	2.983%	166,983.79	0.00	0.00	N/A	08/06/26	--	65,000,000.00	65,000,000.00	11/06/25
2	30311342	OF	Alpharetta	GA	Actual/360	4.010%	198,285.83	112,408.96	0.00	N/A	08/06/26	--	57,423,296.03	57,310,887.07	11/06/25
3	30311336	MU	San Francisco	CA	Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
3a	30311337				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
3b	30311338				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
3c	30311339				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
4	30311334	OF	Chicago	IL	Actual/360	4.610%	184,398.62	0.00	0.00	N/A	08/06/25	08/06/27	46,451,265.21	46,451,265.21	11/06/25
5	30311292	SS	Various	Various	Actual/360	3.720%	115,008.07	133,554.33	0.00	08/06/26	08/06/36	--	35,902,623.03	35,769,068.70	11/06/25
6	30311331	RT	Birch Run	MI	Actual/360	4.209%	90,610.42	0.00	0.00	N/A	02/06/26	--	25,000,000.00	25,000,000.00	11/06/25
6a	30311332				Actual/360	4.209%	65,239.50	0.00	0.00	N/A	02/06/26	--	18,000,000.00	18,000,000.00	11/06/25
7	30311343	OF	Frisco	TX	Actual/360	4.080%	120,551.20	81,905.13	0.00	N/A	08/01/26	--	34,312,484.42	34,230,579.29	11/01/25
9	30311340	OF	Boston	MA	Actual/360	2.798%	72,286.23	0.00	0.00	08/06/26	11/06/28	--	30,000,000.00	30,000,000.00	11/06/25
11	30311348	LO	Columbus	OH	Actual/360	5.050%	87,141.99	37,030.77	0.00	N/A	01/06/26	--	20,039,040.11	20,002,009.34	10/06/25
12	30311344	RT	Troutdale	OR	Actual/360	4.520%	73,329.87	35,101.31	0.00	N/A	02/06/26	--	18,840,104.75	18,805,003.44	11/06/25
13	30311349	LO	San Leandro	CA	Actual/360	4.750%	72,601.89	33,162.11	0.00	N/A	07/06/26	--	17,749,867.89	17,716,705.78	11/06/25
14	30311350	RT	Humble	TX	Actual/360	4.290%	54,705.72	29,322.63	0.00	N/A	10/06/25	--	14,808,677.60	14,779,354.97	11/06/25
15	30311333	OF	Chicago	IL	Actual/360	4.800%	0.00	0.00	0.00	N/A	07/06/26	--	13,992,648.95	13,992,648.95	03/06/20
16	30297463	MF	Augusta	GA	Actual/360	4.850%	54,062.28	27,729.95	0.00	N/A	07/06/26	--	12,944,742.72	12,917,012.77	11/06/25
17	30311351	RT	Various	NY	Actual/360	4.650%	41,794.84	19,828.04	0.00	N/A	07/06/26	--	10,437,837.94	10,418,009.90	05/06/25
18	30311352	RT	Lahaina	HI	Actual/360	4.690%	40,463.32	21,183.07	0.00	N/A	01/06/26	--	10,019,117.46	9,997,934.39	11/06/25
19	30297548	OF	Valhalla	NY	Actual/360	4.500%	36,896.02	21,372.79	0.00	N/A	08/06/26	--	9,521,552.35	9,500,179.56	10/06/25
21	30311354	RT	Novato	CA	Actual/360	4.250%	30,852.90	14,897.51	0.00	N/A	07/06/26	--	8,430,392.94	8,415,495.43	11/06/25
22	30311341	MF	Houston	TX	Actual/360	4.300%	29,401.54	14,889.45	0.00	N/A	07/06/26	--	7,940,401.24	7,925,511.79	11/06/25
23	30311345	OF	Portland	OR	Actual/360	4.400%	26,581.59	15,983.09	0.00	N/A	08/06/26	--	7,015,668.52	6,999,685.43	11/06/25
24	30311355	MF	Houston	TX	Actual/360	4.700%	23,938.81	12,884.47	0.00	N/A	08/06/26	--	5,914,874.52	5,901,990.05	11/06/25
25	30311328	RT	Rancho Cucamonga	CA	Actual/360	4.470%	23,303.83	11,029.67	0.00	N/A	07/06/26	--	6,054,254.56	6,043,224.89	11/06/25
26	30297603	LO	Cocoa Beach	FL	Actual/360	4.830%	21,219.42	10,895.87	0.00	N/A	08/06/26	--	5,101,845.26	5,090,949.39	11/06/25
27	30311346	MF	New Orleans	LA	Actual/360	4.750%	20,135.04	10,642.15	0.00	N/A	08/06/26	--	4,922,659.05	4,912,016.90	11/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30297382	LO	Eugene	OR	Actual/360	4.540%	18,335.97	10,528.00	0.00	N/A	07/06/26	--	4,690,172.29	4,679,644.29	11/06/25
29	30311329	SS	Various	TX	Actual/360	4.670%	16,699.79	9,142.02	0.00	N/A	07/06/26	--	4,152,741.93	4,143,599.91	11/06/25
30	30311356	MH	Englewood	FL	Actual/360	4.450%	14,571.66	8,599.40	0.00	N/A	08/06/26	--	3,802,679.12	3,794,079.72	11/06/25
31	30311330	RT	Emporia	VA	Actual/360	5.150%	15,564.61	7,177.38	0.00	N/A	07/06/26	--	3,509,714.95	3,502,537.57	11/06/25
32	30311357	OF	Summit Argo	IL	Actual/360	4.600%	11,868.69	8,498.21	0.00	N/A	08/01/26	--	2,996,304.45	2,987,806.24	11/01/25
Totals							1,726,833.44	687,766.31	0.00				564,974,967.29	564,287,200.98
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	116,049,300.00	102,695,100.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,797,662.00	6,962,494.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(16,543,101.03)	(4,561,517.90)	01/01/25	06/30/25	11/06/25	15,046,453.65	400,515.89	(257.95)	546,465.60	0.00	0.00
3a	(16,543,101.03)	(4,561,517.90)	01/01/25	06/30/25	11/06/25	15,046,453.65	400,515.89	(257.95)	546,465.60	0.00	0.00
3b	(16,543,101.03)	(4,561,517.90)	01/01/25	06/30/25	11/06/25	4,166,180.50	110,897.97	(71.42)	54,089.72	0.00	0.00
3c	(16,543,101.03)	(4,561,517.90)	01/01/25	06/30/25	11/06/25	4,166,180.50	110,897.97	(71.42)	43,483.90	0.00	0.00
4	32,585,572.03	26,736,052.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,937,517.59	16,146,188.20	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,427,786.52	13,478,884.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6a	14,427,786.52	13,478,884.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,133,371.02	5,052,359.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	65,303,939.21	20,983,379.93	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	767,784.33	941,523.96	10/01/24	09/30/25	--	0.00	0.00	124,086.48	124,086.48	0.00	0.00
12	2,311,568.40	2,445,029.78	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	695,335.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,768,846.42	1,833,143.42	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	09/06/24	13,992,648.95	443,491.49	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,233,902.32	206,387.45	01/01/25	03/31/25	10/06/25	2,614,733.12	20,579.77	50,998.93	348,889.47	5,159.81	0.00
18	634,955.18	494,391.54	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,023,715.53	934,119.82	07/01/24	06/30/25	--	0.00	0.00	58,227.81	58,227.81	0.00	0.00
21	754,100.21	946,866.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,226,665.20	1,158,948.28	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	721,672.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	608,864.00	464,832.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	545,014.74	1,292,693.26	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	215,782,954.77	198,005,207.52				55,032,650.37	1,486,898.98	232,654.47	1,721,708.58	5,159.81	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/13/25	0	0.00	0	0.00	6	84,410,658.85	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.028465%	4.009013%	7
10/10/25	0	0.00	0	0.00	6	84,430,486.89	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.028780%	4.009322%	8
09/12/25	0	0.00	0	0.00	6	84,451,581.41	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.029115%	4.009651%	9
08/12/25	0	0.00	1	10,478,597.29	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.029426%	4.009955%	10
07/11/25	0	0.00	0	0.00	6	84,490,832.64	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.029734%	4.010258%	11
06/12/25	0	0.00	1	10,519,045.27	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.030064%	4.010581%	12
05/12/25	0	0.00	0	0.00	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.030368%	4.010879%	13
04/11/25	0	0.00	0	0.00	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.030693%	4.011198%	14
03/12/25	0	0.00	0	0.00	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.030993%	4.011492%	15
02/12/25	0	0.00	0	0.00	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.031360%	4.011852%	16
01/10/25	0	0.00	0	0.00	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.031656%	4.012142%	17
12/12/24	0	0.00	0	0.00	5	73,992,648.95	4	60,000,000.00	1	13,992,648.95	0	0.00	0	0.00	0	0.00	4.031949%	4.012430%	18
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30311336	09/01/23	25	6	(257.95)	546,465.60	0.00	23,494,623.70	06/21/23	2		09/29/23
3a	30311337	09/01/23	25	6	(257.95)	546,465.60	0.00	23,494,623.70	06/21/23	2		09/29/23
3b	30311338	09/01/23	25	6	(71.42)	54,089.72	0.00	6,505,376.30	06/21/23	2		09/29/23
3c	30311339	09/01/23	25	6	(71.42)	43,483.90	0.00	6,505,376.30	06/21/23	2		09/29/23
11	30311348	10/06/25	0	A	124,086.48	124,086.48	0.00	20,039,040.11	10/23/25	10
15	30311333	03/06/20	67	6	0.00	0.00	0.00	14,859,485.32	06/15/20	7	04/05/23		04/05/23
17	30311351	05/06/25	5	6	50,998.93	348,889.47	11,825.81	10,538,470.36	06/11/25	2
Totals					174,426.66	1,663,480.77	11,825.81	105,436,995.79
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		14,779,355	14,779,355	0		0
0 - 6 Months		91,804,947	91,804,947	0		0
7 - 12 Months		345,482,565	261,071,906	10,418,010		73,992,649
13 - 24 Months		46,451,265	46,451,265	0		0
25 - 36 Months		30,000,000	30,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		35,769,069	35,769,069	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	564,287,201	479,876,542	0	0	10,418,010	73,992,649
Oct-25	564,974,967	480,544,480	0	0	10,437,838	73,992,649
Sep-25	565,697,161	481,245,579	0	0	10,458,932	73,992,649
Aug-25	566,379,739	481,908,492	0	10,478,597	0	73,992,649
Jul-25	567,059,806	482,568,973	0	0	10,498,184	73,992,649
Jun-25	567,774,576	483,262,882	0	10,519,045	0	73,992,649
May-25	568,449,511	494,456,862	0	0	0	73,992,649
Apr-25	569,159,332	495,166,683	0	0	0	73,992,649
Mar-25	569,829,171	495,836,523	0	0	0	73,992,649
Feb-25	570,609,168	496,616,519	0	0	0	73,992,649
Jan-25	571,273,668	497,281,019	0	0	0	73,992,649
Dec-24	571,935,725	497,943,076	0	0	0	73,992,649
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30311336	23,494,623.70	23,494,623.70	195,000,000.00	07/03/25	(4,859,721.40)	(0.25000)	06/30/25	08/01/26	I/O
3a	30311337	23,494,623.70	23,494,623.70	195,000,000.00	07/03/25	(4,859,721.40)	(0.25000)	06/30/25	08/01/26	I/O
3b	30311338	6,505,376.30	6,505,376.30	195,000,000.00	07/03/25	(4,859,721.40)	(0.25000)	06/30/25	08/01/26	I/O
3c	30311339	6,505,376.30	6,505,376.30	195,000,000.00	07/03/25	(4,859,721.40)	(0.25000)	06/30/25	08/01/26	I/O
11	30311348	20,002,009.34	20,039,040.11		--	569,146.24	0.38000	09/30/25	01/06/26	248
15	30311333	13,992,648.95	14,859,485.32		--	5,481,388.00	1.59000	04/30/16	07/06/26	247
17	30311351	10,418,009.90	10,538,470.36		--	193,675.20	1.05000	03/31/25	07/06/26	248
19	30297548	9,500,179.56	9,521,552.35		--	679,526.82	0.97000	06/30/25	08/06/26	248
Totals		113,912,847.75	114,958,548.14	780,000,000.00		(12,515,149.34)

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	30311336	MU	CA	06/21/23	2

11/04/2025 - The Mortgaged Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union

Square Mar ket in San Francisco, CA. Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property a nd in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until

Bloomingdales (non-owned anchor) cl osed on April 13, 2025. Most tenants at the Property have exercised co-tenancy lease termination rights and physical occupancy is 7%. Lender is finishing DD including negotiations with the ground lessor

	to address claims of a ground lease default. Fore closure is scheduled for 11/12/2025 Upon foreclosure, Lender will immediately market for disposition.

3a	30311337	Various	Various	06/21/23	2

11/04/2025 - The Mortgaged Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union

Square Mar ket in San Francisco, CA. Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property a nd in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until

Bloomingdales (non-owned anchor) cl osed on April 13, 2025. Most tenants at the Property have exercised co-tenancy lease termination rights and physical occupancy is 7%. Lender is finishing DD including negotiations with the ground lessor

	to address claims of a ground lease default. Fore closure is scheduled for 11/12/2025 Upon foreclosure, Lender will immediately market for disposition.

3b	30311338	Various	Various	06/21/23	2

11/04/2025 - The Mortgaged Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union

Square Mar ket in San Francisco, CA. Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property a nd in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until

Bloomingdales (non-owned anchor) cl osed on April 13, 2025. Most tenants at the Property have exercised co-tenancy lease termination rights and physical occupancy is 7%. Lender is finishing DD including negotiations with the ground lessor

	to address claims of a ground lease default. Fore closure is scheduled for 11/12/2025 Upon foreclosure, Lender will immediately market for disposition.

3c	30311339	Various	Various	06/21/23	2

11/04/2025 - The Mortgaged Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union

Square Mar ket in San Francisco, CA. Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property a nd in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until

Bloomingdales (non-owned anchor) cl osed on April 13, 2025. Most tenants at the Property have exercised co-tenancy lease termination rights and physical occupancy is 7%. Lender is finishing DD including negotiations with the ground lessor

	to address claims of a ground lease default. Fore closure is scheduled for 11/12/2025 Upon foreclosure, Lender will immediately market for disposition.

11	30311348	LO	OH	10/23/25	10

11/6/2025 - Loan transferred to Special Servicing on 10/23/2025 due to Imminent Monetary Default (maturity on 01/06/2026). On 10/30/2025 Borrower provided redlines regarding the Pre-Negotiation Letter. Special Servicer engaged counsel and

	is currently rev iewing the redlines provided by Borrower.

15	30311333	OF	IL	06/15/20	7

5/6/2025 - COVID - The loan transferred to special servicing effective 6/10/2020 for payment default. The loan collateral is a 487,022 sq ft office property was built in 1892 and renovated in 2014 located in Chicago, IL. The single tenant that occupied 7 5% of the property vacated and stopped paying rent in April 2020. The property is currently 0% occupied. Inspection in April 2024 reported the property to be in average to fair condition. Receiver was placed on 9/15/2020. Foreclosure sale occurred on 3/2/ 2023 and the deed was executed by the Sheriff on 4/5/2023. Servicer continues to appeal real estate taxes to reduce operating expense exposure. Strategy is to evaluate a disposition of the asset. Pari Passu loan.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	30311351	RT	NY	06/11/25	2

11/6/2025 - Loan transferred to Special servicer after non payment for 60 days. Lender has sent out the PNL and requested DD. Borrower executed PNL and has begun to provide DD. NOD has been sent out. Borrower indicated intent to cooperate in transition ing the properties to the Lender. Receivership proposals received.

19	30297548	OF	NY	08/29/25	98
11/6/2025 - Special Servicer is working to return the loan to the Master Servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30311334	0.00	4.61000%	0.00	4.61000%	8	12/27/23	12/06/23	01/18/24
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30311327 02/12/21	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
10	30311347 01/12/22	22,627,069.34	0.00	26,001,679.63	3,735,261.33	26,001,679.63	22,266,418.30	360,651.04	0.00	49,538.78	311,112.26	1.24%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		62,627,069.34	0.00	26,001,679.63	3,735,261.33	26,001,679.63	22,266,418.30	360,651.04	0.00	49,538.78	311,112.26

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/13/25	687,766.31	0.00	0.00	0.00	0.00	687,766.31	0.00	0.00	687,766.31
8	30311327	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	30311347	07/12/23	0.00	0.00	311,112.26	0.00	0.00	(49,538.78)	0.00	0.00	311,112.26
		01/12/22	0.00	0.00	360,651.04	0.00	0.00	360,651.04	0.00	0.00
Current Period Totals			687,766.31	0.00	0.00	0.00	0.00	687,766.31	0.00	0.00	687,766.31
Cumulative Totals			687,766.31	0.00	311,112.26	0.00	0.00	998,878.57	0.00	0.00	998,878.57

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	5,057.87	0.00	0.00	0.00	0.00	68,665.65	0.00	687,766.31	0.00	0.00
3a	0.00	0.00	5,057.87	0.00	0.00	0.00	0.00	68,665.65	0.00	0.00	0.00	0.00
3b	0.00	0.00	1,400.46	0.00	0.00	0.00	0.00	19,012.69	0.00	0.00	0.00	0.00
3c	0.00	0.00	1,400.46	0.00	0.00	0.00	0.00	19,012.69	0.00	0.00	0.00	0.00
11	0.00	0.00	1,948.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	57,836.28	0.00	0.00	0.00	0.00
17	0.00	0.00	2,247.03	0.00	0.00	10,458.57	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	2,049.78	0.00	0.00	0.00	0.00	0.00	731.84	0.00	0.00	0.00
Total	0.00	0.00	19,161.71	0.00	0.00	10,458.57	0.00	233,192.95	731.84	687,766.31	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		951,311.38

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28